SUMMARY OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total of convertible notes payable	$ 9,348,543	$ 485,361	$ 1,471,436
Convertible notes payable, net of debt discount – current portion	(9,348,543)	(284,146)
Convertible notes payable, net of debt discount – long-term portion		201,215	1,471,436
April 24, 2026 Convertible Notes [Member]
Short-Term Debt [Line Items]
Total of convertible notes payable	8,752,453
Convertible Notes Payable December 2, 2025 [Member]
Short-Term Debt [Line Items]
Total of convertible notes payable	39,590	32,815
Convertible Notes Payable August 8, 2025 [Member]
Short-Term Debt [Line Items]
Total of convertible notes payable	209,951	168,400
Convertible Notes Payable May 8, 2025 [Member]
Short-Term Debt [Line Items]
Total of convertible notes payable	$ 346,549	284,146
Convertible Notes Payable December 16, 2024 [Member]
Short-Term Debt [Line Items]
Total of convertible notes payable			139,788
Convertible Notes Payable November 26, 2024 [Member]
Short-Term Debt [Line Items]
Total of convertible notes payable			717,922
Convertible Notes Payable October 15, 2024 Member]
Short-Term Debt [Line Items]
Total of convertible notes payable			$ 613,726